STATEMENT OF CHANGES IN STOCKHOLDERS’ DEFICIT - USD ($)	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]
Balance at Dec. 31, 2015	$ (466,680)	$ 546,948	$ 207,784	$ (1,345,307)	$ 123,895
Balance (in shares) at Dec. 31, 2015		28,072,366
Issuance of shares for cash	366,455	$ 366,455
Issuance of shares for cash (in shares)		16,286,796
Warrants issued	375,041		375,041
Net loss	(1,502,204)			(1,502,204)
Foreign exchange translation	35,428				35,428
Balance at Dec. 31, 2016	(1,191,960)	$ 913,403	582,825	(2,847,511)	159,323
Balance (in shares) at Dec. 31, 2016		44,359,162
Prior Year Adjustment
Prior Year Adjustment (in shares)		30,558
Issuance of shares, primarily on conversion of debt	506,141	$ 506,141
Issuance of shares, primarily on conversion of debt (in shares)		26,914,315
Warrants issued	2,885,489		2,885,489
Net loss	(4,141,613)			(4,141,613)
Foreign exchange translation	(67,323)				(67,323)
Balance at Dec. 31, 2017	$ (2,009,266)	$ 1,419,544	$ 3,468,314	$ (6,989,124)	$ 92,000
Balance (in shares) at Dec. 31, 2017		71,304,035